Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)		$ 5,443,335
Initial measurement on October 19, 2020	3,105,000
Change in fair value recognized in earnings	2,338,335	(5,443,335)
Fair value as of December 31, 2020	5,443,335
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)		3,597,335
Initial measurement on October 19, 2020	2,052,000
Change in fair value recognized in earnings	1,545,335	(3,597,335)
Fair value as of December 31, 2020	3,597,335
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 11, 2020 (inception)		9,040,670
Initial measurement on October 19, 2020	5,157,000
Change in fair value recognized in earnings	3,883,670	$ (9,040,670)
Fair value as of December 31, 2020	$ 9,040,670